FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record

Vote Summary Report

July 1, 2005 - June 30, 2006

Nuveen Quality Preferred Income Fund 2

Mtg Date/Type	Company/ Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date	Prpnent
05/16/06 -A	New Plan Excel Realty Trust, Inc. *NXL*	648053700			03/06/06
	1 Elect Directors		For	For		Mgmt

11/08/05 -A	Wachovia Preferred Funding Corp	92977V206			09/30/05
	1.1 Elect Director James E. Alward		For	For		Mgmt

Please note that ISS does not provide vote recommendations for any agendas representing bankruptcy plans or pertaining to preferred stockholders, warrant holders or debt holders. Therefore no analysis will be provided.

	1.2 Elect Director Joel J. Griffin		For	For		Mgmt

Please note that ISS does not provide vote recommendations for any agendas representing bankruptcy plans or pertaining to preferred stockholders, warrant holders or debt holders. Therefore no analysis will be provided.

	1.3 Elect Director Charles F. Jones		For	For		Mgmt

Please note that ISS does not provide vote recommendations for any agendas representing bankruptcy plans or pertaining to preferred stockholders, warrant holders or debt holders. Therefore no analysis will be provided.

	1.4 Elect Director G. Kennedy Thompson		For	For		Mgmt

Please note that ISS does not provide vote recommendations for any agendas representing bankruptcy plans or pertaining to preferred stockholders, warrant holders or debt holders. Therefore no analysis will be provided.

05/16/06 -A	Wachovia Preferred Funding Corp	92977V206			03/31/06
	1 Elect Directors		For	Split		Mgmt
1.1 Elect Director James E. Alward — For

We recommend a vote FOR the directors with the exception of insider G. Kennedy Thompson. We recommend that shareholders WITHHOLD votes from G. Kennedy Thompson for failure to establish independent nominating and compensation committees.

1.2 Elect Director Joel J. Griffin — For
1.3 Elect Director Charles F. Jones — For
1.4 Elect Director G. Kennedy Thompson — Withhold

05/01/06 -A	Weingarten Realty Investors *WRI*	948741608			03/14/06
	1 Elect Directors		For	For		Mgmt
	2 Ratify Auditors		For	For		Mgmt
	3 Amend Omnibus Stock Plan		For	For		Mgmt

V. Vote Recommendation The total cost of the company’s plans of 4.37 percent is within the allowable cap for this company of 5.00 percent.

	4 Performance-Based Equity Awards		Against	For		ShrHoldr

In conclusion, the company’s annual and long-term incentive programs do not sufficiently meet ISS’ or the proponent’s requirements of pay-for-superior performance standards. Therefore, ISS supports this shareholder proposal.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 2

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2006